ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Year 2006 [Member]
Business Acquisition Additional Purchase Price Profit After Tax	$ 11,000
Year 2007 [Member]
Business Acquisition Additional Purchase Price Profit After Tax	16,000
Year 2008 [Member]
Business Acquisition Additional Purchase Price Profit After Tax	21,000
Year 2009 [Member]
Business Acquisition Additional Purchase Price Profit After Tax	$ 29,000